                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deer V & Co. LLC
Address: c/o Bessemer Venture Partners
         1865 Palmer Avenue
         Larchmont, NY 10583

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Edmund Colloton
Title: Executive Manager
Phone: 914-833-5300

Signature, Place, and Date of Signing:

 /s/J. Edmund Colloton       Larchmont, New York        February 14, 2008
 ---------------------       -------------------        -----------------

Report Type (Check only one.)

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 2
Form 13F Information Table Value Total: $144,070 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F

Page 2 of 3   Name of Reporting Manager: Deer V & Co. LLC

Item 1:                      Item 2:      Item 3:  Item 4:  Item 5:                  Item 6:   Item 7:        Item 8:
-------                   -------------- --------- -------- -------                 ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                                                                                        -------------------
                                                    VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------            -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
BLADELOGIC INC                 COM       09265M102  140394  4747836   SH               SOLE             4747836
MELLANOX TECHNOLOGIES LTD      SHS       M51363113    3676   201759   SH               SOLE              201759